PROFIT FUNDS INVESTMENT TRUST
                             PROFIT LOMAX VALUE FUND
                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                      For The Period Ending March 31, 1997

STATEMENT OF NET ASSETS                                  PROFIT LOMAX VALUE FUND
March 31, 1997                                                         Unaudited

PROFIT LOMAX                                     Market
VALUE FUND                           Shares       Value
-------------------------------------------------------

COMMON STOCK (95.8%)
AEROSPACE & DEFENSE (3.4%)
   Raytheon                             610   $  27,526
                                              ---------
AUTOMOTIVE (4.7%)
   General Motors                       695      38,486
                                              ---------
BANKS (6.2%)
   First Chicago                        525      28,416
   J.P. Morgan                          225      22,106
                                              ---------
                                                 50,522
                                              ---------
CHEMICALS (2.9%)
   E.I. du Pont de Nemours              225      23,850
                                              ---------
COMPUTERS & SERVICES (4.0%)
   Harris                               415      31,903
   NCR*                                  32       1,128
                                              ---------
                                                 33,031
                                              ---------
ELECTRICAL UTILITIES (6.8%)
   American Electric Power              700      28,875
   Southern                           1,260      26,618
                                              ---------
                                                 55,493
                                              ---------
FOOD, BEVERAGE AND TOBACCO (2.9%)
   Philip Morris                        210      23,966
                                              ---------
INSURANCE (7.1%)
   American General                     675      27,506
   Cigna                                210      30,686
                                              ---------
                                                 58,192
                                              ---------
PAPER & PAPER PRODUCTS (12.5%)
   International Paper                  960      37,320
   Minnesota Mining & Manufacturing     450      38,025
   Weyerhaeuser                         605      26,998
                                              ---------
                                                102,343
                                              ---------
PETROLEUM & FUEL PRODUCTS (3.7%)
   Atlantic Richfield                   220      29,700
                                              ---------
PETROLEUM REFINING (16.9%)
   Amoco                                355      30,752
   Chevron                              605      42,123
   Exxon                                380      40,945
   Texaco                               225      24,638
                                              ---------
                                                138,458
                                              ---------
RAILROADS (3.3%)
   Norfolk Southern                     315      26,854
                                              ---------
RETAIL (11.0%)
   May Department Stores                595      27,072
   The Limited                        1,515      27,838
   Wal-Mart Stores                    1,260      35,123
                                              ---------
                                                 90,033
                                              ---------

                                                 Market
                                     Shares       Value
-------------------------------------------------------
RUBBER & PLASTIC (3.6%)
   Dow Chemical                         370   $  29,600
                                              ---------
SEMI-CONDUCTORS/INSTRUMENTS (3.1%)
   AMP                                  740      25,437
                                              ---------
TELEPHONES & TELECOMMUNICATION (3.7%)
   AT&T                                 875      30,406
                                              ---------
TOTAL COMMON STOCK
   (Cost $776,591)                              783,897
                                              ---------

CASH EQUIVALENTS (7.3%)
   Corestates Liquidity             $23,066      23,066
   Vanguard Money
     Market (Prime)                  37,000      37,000
                                              ---------
TOTAL CASH EQUIVALENTS
   (Cost $60,066)                                60,066
                                              ---------
TOTAL INVESTMENTS (103.1%)
   (Cost $836,656)                              843,963
                                              ---------
OTHER ASSETS AND LIABILITIES, NET (-3.1%)       (25,224)
                                              ---------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 78,524 outstanding
     shares of beneficial interest              806,952
   Undistributed net investment income            2,993
   Accumulated net realized gain
     on investments                               1,487
   Net unrealized appreciation
     on investments                               7,307
                                              ---------
TOTAL NET ASSETS (100.0%)                      $818,739
                                              =========
   Net Asset Value Per Share                     $10.43
                                              =========
*  NON-INCOME PRODUCING SECURITY

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                  PROFIT LOMAX VALUE FUND
For the period November 15, 1996 to March 31, 1997                     Unaudited


INVESTMENT INCOME:
   Interest Income............................................       $  775
   Dividend Income............................................        6,103
                                                                     ------
     Total Investment Income..................................        6,878
                                                                     ------
EXPENSES:
   Investment Advisory Fees ..................................        2,484
   Less: Waiver of Investment Advisory Fees...................       (2,484)
   Administrator Fees ........................................       24,094
   Less: Waiver of Administrator Fees ........................      (18,405)
   Professional Fees .........................................        9,346
   Transfer Agent Fees .......................................       10,883
   Pricing Fees ..............................................          751
   Printing Expenses..........................................        7,506
   Custodian Fees.............................................          414
   Registration Fees .........................................        4,698
   Amortization of Deferred Organization .....................        4,880
   Trustee Fees ..............................................        4,505
   Insurance Expense .........................................        1,061
                                                                     ------
   Total Expenses before Reimbursement .......................       49,733
   Reimbursement of Expenses by Adviser ......................      (45,848)
                                                                     ------
     Total Expenses ..........................................        3,885
                                                                     ------
NET INVESTMENT INCOME ........................................        2,993
                                                                     ------
   Net Realized Gain from Investments Sold ...................        1,487
   Net Change in Unrealized Appreciation on Investments ......        7,307
                                                                     ------
NET GAIN ON INVESTMENTS ......................................        8,794
                                                                     ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............       11,787
                                                                     ======

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                       PROFIT LOMAX VALUE FUND
For the period November 15, 1996 to March 31, 1997                     Unaudited


Operations:
   Net Investment Income............................................   $  2,993
   Net Realized Gain from Investments Sold..........................      1,487
   Net Change in Unrealized Appreciation on Investments.............      7,307
                                                                       --------
     Net Increase in Net Assets Resulting from Operations...........     11,787
                                                                       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ...........................................         --
   Capital Gains....................................................         --
                                                                       --------
     Total Distributions to Shareholders............................         --
                                                                       --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from Shares Issued......................................    807,253
   Reinvestment of Cash Distributions...............................         --
   Cost of Shares Repurchased.......................................       (301)
                                                                       --------
     Increase in Net Assets Derived from Capital Share Transactions.    806,952
                                                                       --------
     Total Increase in Net Assets...................................    818,739
NET ASSETS:
   Beginning of Period .............................................         --
                                                                       --------
   End of Period....................................................   $818,739
                                                                       ========
CAPITAL SHARE TRANSACTIONS:
   Shares Issued....................................................     78,552
   Shares Issued in Lieu of Cash Distributions......................         --
   Shares Repurchased...............................................        (28)
                                                                       --------
     Net Capital Share Activity.....................................     78,524
                                                                       ========

Amounts designated as "--" are $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                     PROFIT LOMAX VALUE FUND
For the period ended March 31, 1997                                    Unaudited

For a Share Outstanding Throughout the Period






                                       Net
            Net                   Realized and                                        Net
           Asset                   Unrealized      Distributions    Distributions    Asset                   Net           Ratio
           Value       Net           Gains or         from Net          from         Value                  Assets      of Expenses
         Beginning  Investment    (Losses) on       Investment         Capital        End      Total         End         to Average
         of Period    Income       Investments        Income            Gains      of Period  Return      of Period      Net Assets
         ---------- ------------ --------------     ------------     ------------  --------- ----------   ----------    ------------
1997(1)   $10.00      $0.04          $0.39             $--               $--         $10.43    4.30%       $818,739        1.95%


                                           Ratio
                                           of Net
                             Ratio       Investment
             Ratio      of Expenses    Income (Loss)
             of Net      to Average     to Average
           Investment     Net Assets    Net Assets
             Income      (Excluding     (Excluding     Portfolio    Average
          to Average     Waivers and    Waivers and     Turnover  Commission
           Net Assets  Reimbursements) Reimbursements)    Rate      Rate(2)
          -----------  --------------- --------------   --------   ---------
1997(1)      1.50%          35.43%        (31.98)%        9.89%      $0.06

(1) The Fund commenced operations on November 15, 1996.
(2) Average commission rate paid per share for security purchases and sales during the period.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                            PROFIT LOMAX VALUE FUND
March 31, 1997                                                         Unaudited


1.  ORGANIZATION:
The Profit Funds Investment Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 14, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with two funds: the Profit Lomax Value Fund (the "Fund") and the Profit Lomax Institutional Equity Fund. As of March 31, 1997, the Profit Lomax Institutional Equity Fund has not commenced operations. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The assets of the Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes is required.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day. In general, it is completed by dividing the assets of each Fund, less its liabilities, by the number of shares outstanding shares of the Fund.

     OTHER -- Distributions from net investment income for the Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the finan-

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                PROFIT LOMAX VALUE FUND
March 31, 1997                                                         Unaudited

     cial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT ADVISORY AGREEMENT:
The Fund has an agreement with Investor Resources Group, Inc. (the "Manager"), to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The agreement requires the Fund to pay the Manager a monthly fee at the annual rate of 1.25% of the Fund's average daily net assets. The Manager currently intends to waive its fee and reimburse the Fund for expenses incurred to the extent necessary to enable the Fund to maintain total operating expenses at a maximum level of 1.95% per annum of the Fund's average daily net assets. The waiver and reimbursement are voluntary and may be discontinued at any time.

The Manager has retained the Edgar Lomax Company ("Edgar Lomax"), to serve as subadviser to the Fund. For its services, the Manager pays Edgar Lomax a fee at the annual rate of 0.50% of the Fund's average daily net assets.

CoreStates Bank, N.A., acts as Custodian for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold in the Fund.

4.  ADMINISTRATION AGREEMENTS:
The Fund has entered into an  Administration  Agreement with SEI Fund Resources.
For its services, the Fund pays SEI a fee equal on an annual basis to the greater of (i) 0.15% of the average daily net assets on the first $50 million of the Fund, 0.125% of the average daily net assets on the next $50 million, and 0.10% of the average daily net assets on all assets over $100 million, or (ii) $65,000.

The Fund has retained State Street Bank and Trust Company as its Transfer Agent. Boston Financial Data Services, Inc., serves as the Fund's dividend disbursing agent and shareholder service agent. BFDS is a subsidiary of State Street Bank and Trust Company.

5. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized by the Fund and are being amortized on a straight line basis over a maximum of sixty months following commencement of operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational cost in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Fund are also officers of the Manager or the Administrator. Such officers are paid no fees by the Fund for serving as officers of the Fund.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the period ended March 31, 1997 were as follows:

                                PURCHASES       SALES
                                ---------     --------
Profit Lomax
  Value Fund                     $828,382     $(53,278)

The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at March 31, 1997 was as follows:

                                               NET UNREALIZED
                                                APPRECIATION
                 APPRECIATION   DEPRECIATION   (DEPRECIATION)
                  ----------     ----------     ------------
Profit Lomax
  Value Fund        $27,981      $(20,674)         $7,307